Supplement Dated November 15, 2019
To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for all applicable funds, please delete “Foreign regulatory risk” in the entirety and replace with following:

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, please delete “Tax risk.”

Effective October 31, 2019, for the JNL Multi-Manager Small Cap Growth Fund and the JNL Multi-Manager Small Cap Value Fund, please delete all references to Patricia A. Halper.

Effective October 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Robert H. Kramer, CFA	July 2016	Co-Chief Investment Officer - Equities (CEP)
Keith Gustafson	October 2019	Co-Chief Investment Officer – Equities (CEP)
William C. Murray, CFA, CAIA	July 2016	Director (CEP)
Gary Hatton, CFA	September 2015	Managing Director, Chief Investment Officer (GIM)
Andrew Beja, CFA	September 2015	Portfolio Manager (GIM)
Todd Beiley	April 2018	Portfolio Manager (KAR)
Jon Christensen	April 2018	Portfolio Manager (KAR)
D. Scott Tracy, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Stephen J. Bishop	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Paul Leung	May 2018	Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager & Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager & Business Analyst, WCM

Effective October 31, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Jeff Kerrigan, CFA	September 2015	Portfolio Manager (Congress)
Robert H. Kramer, CFA	September 2015	Co-Chief Investment Officer - Equities (CEP)
Keith Gustafson	October 2019	Co-Chief Investment Officer – Equities (CEP)
William C. Murray, CFA, CAIA	September 2015	Director (CEP)
Steve Lyons, CFA	September 2015	Partner (C&B)
Michael Meyer, CFA	September 2015	Partner (C&B)
Edward O’Connor, CFA	September 2015	Partner (C&B)
R. James O’Neil, CFA	September 2015	Partner (C&B)
Mehul Trivedi, CFA	September 2015	Partner (C&B)
William Weber, CFA	September 2015	Partner (C&B)
Andrew Armstrong, CFA	December 2015	Principal (C&B)
Wesley Lim, CFA	December 2018	Principal (C&B)
Jon Detter	August 2018	Portfolio Manager and Business Analyst, WCM
Anthony Glickhouse	August 2018	Portfolio Manager and Business Analyst, WCM
Patrick F. McGee	August 2018	Portfolio Manager and Business Analyst, WCM
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Brent Jesko	October 2019	Principal and Portfolio Manager, Reinhart

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/FPA + DoubleLine® Flexible Allocation Fund, please delete “Tax risk.”

In the section entitled, “Additional Information About the Funds,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Growth Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

In the section entitled, “Additional Information About the Funds,” under “The Adviser and Portfolio Management,” for the JNL Institutional Alt 25 Fund, JNL Institutional Alt 50 Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

Effective October 31, 2019, in the section entitled, “Additional Information About the Funds,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the eighth paragraph in the entirety and replace with the following:

CEP utilizes a team approach to manage the Fund. Robert H. Kramer, Keith E. Gustafson and William C. Murray are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kramer is a Founding Partner of CEP and has served as Co-Chief Investment Officer - Equities since January 2017, and has served as Managing Director, Portfolio Manager and Analyst at CEP and its predecessor since 1989. Mr. Gustafson has served as Partner and Managing Director at CEP since 2003 and as Co-Chief Investment Officer - Equities since October 2019. He has been a member of CEP’s quantitative analysis group, which is responsible for the firm’s proprietary quantitative models and its ongoing developmental efforts, since 1997. Mr. Murray has been a member of CEP’s portfolio management team since 1994.

Effective October 31, 2019, in the section entitled, “Additional Information About the Funds,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please delete the eighth paragraph in the entirety and replace with the following:

CEP utilizes a team approach to manage the Fund. Robert H. Kramer, Keith E. Gustafson and William C. Murray are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kramer is a Founding Partner of CEP and has served as Co-Chief Investment Officer - Equities since January 2017, and has served as Managing Director, Portfolio Manager and Analyst at CEP and its predecessor since 1989. Mr. Gustafson has served as Partner and Managing Director at CEP since 2003 and as Co-Chief Investment Officer - Equities since October 2019. He has been a member of CEP’s quantitative analysis group, which is responsible for the firm’s proprietary quantitative models and its ongoing developmental efforts, since 1997. Mr. Murray has been a member of CEP’s portfolio management team since 1994.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, please delete “Tax risk.”

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL Institutional Alt 50 Fund, please delete “Commodity risk.”

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/FPA + DoubleLine® Flexible Allocation Fund, please delete “Tax risk.”

In the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, and JNL/PPM America Value Equity Fund, please delete the first paragraph in the entirety and replace with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2018, PPM, an affiliate of the investment adviser to the Trust, managed approximately $108.3 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

In the section entitled, “Glossary of Risks,” please delete “Foreign regulatory risk” in the entirety and replace with following:

Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.  Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.
Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance. In addition, foreign regulatory requirements may increase the cost of transactions in certain countries, and may increase Fund legal and compliance costs.

In the section entitled, “Glossary of Risks,” please add the following after, “TIPS and inflation-linked bonds risk:”

Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

In the section entitled, “Management of the Trust,” under “Investment Adviser,” please delete the second paragraph in the entirety and replace with the following:

The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), a U.S.-based financial services company. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.  Prudential plc is also the ultimate parent of PPM America, Inc.

This Supplement is dated November 15, 2019.

Supplement Dated November 15, 2019
To The Statement of Additional Information
Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective October 31, 2019, for Chicago Equity Partners, LLC, please delete all references to Patricia A. Halper.

On page 36, in the section, “Common Types of Investments and Management Practices,” under, “Securities Lending,” please delete the third paragraph in the entirety and replace with the following:

A Fund may reinvest any cash collateral in money market investments or other investments subject to guidelines approved by the Adviser and the Board of Trustees. Except as described below, cash collateral is invested in the JNL Securities Lending Collateral Fund (the “Collateral Fund”), a series of the JNL Investors Series Trust. The Collateral Fund complies with the requirements applicable to a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, including the diversification, quality, and maturity limitations imposed by the Rule.
As an alternative to the Collateral Fund, certain Funds (each an “Equity Repo Fund”) may reinvest cash collateral in equity repurchase agreements. Reinvestments in equity repurchase agreements will not exceed 10% of an Equity Repo Fund’s net assets, shall be collateralized by equity securities equal to not less than 110% of the cash collateral reinvested in such transaction, and shall be marked-to-market daily. The cash collateral investments are not guaranteed, and may lose money.  A Fund retains authority to terminate any of its loans at any time.  A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund’s interest.

On page 126, in the section, “Trustees and Officers of the Trust,” under, “Selection of Trustee Nominees,” please delete the fourth paragraph in the entirety and replace with the following:

Shareholders should note that a person who owns securities issued by Prudential plc (the ultimate parent company of the Funds’ investment adviser and distributor) would be deemed an “interested person” under the 1940 Act.  In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.” Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

On page 152, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “Investment Adviser,” please delete the first paragraph in the entirety and replace with the following:

JNAM, 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust.  As investment adviser, JNAM provides the Trust with professional investment supervision and management.  The Adviser is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

Effective October 31, 2019, on page 175-176, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Chicago Equity Partners, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table in the entirety and replace with the following which contains information as of June 30, 2019:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Robert H. Kramer, CFA	Other Registered Investment Companies	1	$145.09 million	0	$0
	Other Pooled Vehicles	4	$43.65 million	2	$35.11 million
	Other Accounts	73	$1.53 billion	5	$65.92 million

Keith Gustafson	Other Registered Investment Companies	1	$145.09 million	0	$0
	Other Pooled Vehicles	4	$43.65 million	2	$35.11 million
	Other Accounts	73	$1.53 billion	5	$65.92 million

William C. Murray, CFA, CAIA	Other Registered Investment Companies	1	$145.09 million	0	$0
	Other Pooled Vehicles	4	$43.65 million	2	$35.11 million
	Other Accounts	73	$1.53 billion	5	$65.92 million

Effective October 31, 2019, on page 177, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Chicago Equity Partners, LLC, under “Security Ownership Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund and JNL Multi-Manager Small Cap Value Fund as of June 30, 2019,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Robert H. Kramer	X
Keith Gustafson	X
William C. Murray	X

On page 220, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Jackson National Asset Management, LLC, please delete the first paragraph in the entirety and replace with the following:

Jackson National Asset Management, LLC (“JNAM”), located at 225 West Wacker Drive, Chicago, Illinois 60606, makes the allocations to JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Institutional Alt 25 Fund, JNL Institutional Alt 50 Fund,  JNL/Mellon Index 5 Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, JNL Aggressive Growth Allocation Fund, JNL/S&P 4 Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager Mid Cap Fund, JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Growth Allocation Fund, JNL/Vanguard U.S. Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

On page 220, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for PPM America, Inc., please delete the first paragraph in the entirety and replace with the following:

PPM America, Inc. (“PPM”), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as Sub-Adviser to the JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund, JNL/PPM America High Yield Bond Fund, and JNL/PPM America Total Return Fund.  PPM, an affiliate of the Adviser, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

On page 318, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “The Distributor,” please delete the first paragraph in the entirety and replace with the following:

The Distributor.  Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 300 Innovation Drive, Franklin, Tennessee 37067 is the statutory underwriter and facilitates the registration and distribution of shares of the Funds on a continuous basis.  The Distributor is not obligated to sell any specific amount of shares.  JNLD is a wholly-owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

This Supplement is dated November 15, 2019.